Schedule of Fair Value of Stock Option Awards (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			3 years
Dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years 7 months 28 days	2 years 10 months 17 days	2 years 10 months 17 days	2 years 6 months
Expected volatility	81.15%	75.40%	75.40%	100.81%
Risk-free interest rate	4.71%	3.71%	3.71%	2.90%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years 21 days	3 years 3 months	3 years 3 months	3 years
Expected volatility	83.04%	89.93%	89.93%	110.74%
Risk-free interest rate	4.76%	4.27%	4.27%	3.47%